Offerings - Offering: 1	Mar. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share, reserved for issuance under the Cricut, Inc. 2021 Equity Incentive Plan
Amount Registered | shares	10,569,791
Proposed Maximum Offering Price per Unit	4.26
Maximum Aggregate Offering Price	$ 45,027,309.66
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,218.27
Offering Note

(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers any additional shares of Class A Common Stock (the “Class A Common Stock”) of Cricut, Inc. (the “Registrant”) that become issuable under the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Class A Common Stock. The amount registered represents an automatic increase to the number of shares of Class A Common Stock reserved for issuance pursuant to future awards under the 2021 Plan, which annual increase is provided for in the 2021 Plan. The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the Registrant’s registration fee on the basis of $4.26 per share, which is the average of the high and low prices of Class A Common Stock, as reported on the Nasdaq Global Select Market on March 2, 2026.